Retirement Plans And Postretirement Benefits (Fair Asset Values Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 115,199	$ 123,463
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,978	2,094
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	958	831
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,396	12,787
Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	97,867	107,751
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	99,845	109,845	$ 100,905
U.S. [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,978	2,094
U.S. [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,978	2,094
U.S. [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,354	13,618	$ 11,871
Foreign [Member] | Foreign Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	958	831
Foreign [Member] | Fixed Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,396	12,787
Foreign [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 1 [Member] | Foreign Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 1 [Member] | Fixed Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	958	831
Foreign [Member] | Level 2 [Member] | Foreign Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	958	831
Foreign [Member] | Level 2 [Member] | Fixed Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,396	12,787
Foreign [Member] | Level 3 [Member] | Foreign Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 3 [Member] | Fixed Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,396	12,787
Foreign [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 15,354	$ 13,618